Subsequent events	9 Months Ended
Sep. 30, 2024
Subsequent events [Abstract]
Subsequent events
Note 23. - Subsequent events

On November 14, 2024, the Board of Directors of Atlantica approved a dividend of $0.2225 per share. This dividend is expected to be paid on December 12, 2024, to shareholders of record as of November 29, 2024.